Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following (in thousands):

	December 31,
	2011	2010
Raw materials	$8,860	$8,962
Work-in-process	19,363	24,723
Finished goods	136,377	132,654
	$164,600	$166,339